RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	12 Months Ended
Mar. 31, 2025
Restructuring, Integration and Acquisition costs [Abstract]
RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS

	2025	2024
Integration and acquisition costs	$11.5	$79.9
Severances and other employee related costs	33.9	31.2
Impairment of non-financial assets – net	5.2	19.2
Other costs	5.9	1.1
Total restructuring, integration and acquisition costs	$56.5	$131.4

During the fourth quarter of fiscal 2024, the Company announced that it would streamline its operating model and portfolio, optimize its cost structure and create efficiencies. This restructuring program was completed in the second quarter of fiscal 2025. In fiscal 2025, costs related to this restructuring program totalled $40.6 million and included $29.4 million of severances and other employee related costs and $5.2 million of impairment of non-financial assets. Impairment of non-financial assets primarily included the impairment of property, plant and equipment, intangible assets and right‑of‑use assets related to the termination of certain product offerings within the Civil Aviation segment.
In the second quarter of fiscal 2025, the integration activities associated with the fiscal 2022 acquisition of Sabre’s AirCentre airline operations portfolio (AirCentre) were completed. For the year ended March 31, 2025, restructuring, integration and acquisition costs associated with AirCentre amounted to $15.9 million (2024 – $76.8 million).